Revenues from contracts with customers (Tables)	3 Months Ended
Mar. 31, 2022
Revenues from contracts with customers
Schedule of geographical information

in EUR k	For the three months ended March 31, 2022
	Pharmaceutical	Diagnostics	Total
Rendering of services	3,047	7,092	10,139
Sales of goods	188	—	188
Total Revenues from contracts with external customers	3,235	7,092	10,327

Recognized over time	3,047	7,092	10,139
Recognized at a point in time	188	—	188
Total Revenues from contracts with external customers	3,235	7,092	10,327

Geographical information
Europe	18	1,421	1,439
—Germany*	—	78	78
—Netherlands**	—	7	7
Middle East	58	4,033	4,091
—Saudi Arabia#	—	2,421	2,421
North America	3,145	625	3,770
—United States#	3,145	604	3,749
Latin America	14	715	729
Asia Pacific	—	298	298
Total Revenues from contracts with external customers	3,235	7,092	10,327

in EUR k	For the three months ended March 31, 2021
	Pharmaceutical	Diagnostics	Total
Rendering of services	3,393	6,383	9,776
Sales of goods	205	—	205
Total Revenues from contracts with external customers	3,598	6,383	9,981

Recognized over time	3,393	6,383	9,776
Recognized at a point in time	205	—	205
Total Revenues from contracts with external customers	3,598	6,383	9,981

Geographical information
Europe	149	1,214	1,363
—Germany*	—	53	53
—Netherlands**	—	2	2
Middle East	29	4,135	4,164
—Saudi Arabia#	—	2,683	2,683
North America	3,405	464	3,869
—United States#	3,405	403	3,808
Latin America	15	410	425
Asia Pacific	—	160	160
Total Revenues from contracts with external customers	3,598	6,383	9,981

* country of the incorporation of Centogene GmbH

** country of the incorporation of Centogene N.V.

# countries contributing more than 10% of the Group’s total consolidated revenues for the three months ended March 31, 2022 and 2021, respectively.